Income Taxes - Summary of components of the current and deferred tax expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Major components of tax expense (income) [abstract]
Current tax expense	$ 63	$ 16
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(7,796)	(4,890)
Change in unrecognized deductible temporary differences	7,796	4,890
Total deferred tax expense (recovery)
Total current and deferred tax expense	$ 63	$ 16